Accumulated Other Comprehensive Income	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income

NOTE 9 — ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income includes net income and all other non-shareholder changes in equity, or other comprehensive income. The following table summarizes the changes in accumulated other comprehensive income by component for the nine months ended September 30, 2017 (there was no other comprehensive income for the nine months ended September 30, 2016):

	Changes in Fair Value of Effective Cash Flow Hedge	Total
	(in thousands)
Balance at December 31, 2016	$1,879	$1,879

Other comprehensive income before reclassifications	3,932	3,932
Amounts reclassified from accumulated other comprehensive income	(6,924)	(6,924)

Net current period other comprehensive loss	(2,992)	(2,992)

Balance at September 30, 2017	(1,113)	(1,113)
Accumulated other comprehensive loss attributable to noncontrolling interest	805	805

Accumulated other comprehensive (loss) attributable to Class A shareholders	$(308)	$(308)

NOTE 10 — ACCUMULATED OTHER COMPREHENSIVE INCOME

Comprehensive income includes net income and all other non-shareholder changes in equity, or other comprehensive income. Elements of the Company’s accumulated other comprehensive income are reported in the accompanying combined and consolidated statement of shareholders’ equity. The following table summarizes the changes in accumulated other comprehensive income:

	2016
	Changes in Fair Value of Effective Cash Flow Hedge	Total
	(in thousands)
Balance, beginning of period	$—	$—
Other comprehensive income before reclassifications	1,521	1,521
Amounts reclassified from accumulated other comprehensive income	358	358

Other comprehensive income	1,879	1,879

Other comprehensive (income) attributable to noncontrolling interest	(1,434)	(1,434)

Balance, end of period	$445	$445